UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	81121237

Unified Series Trust
(Exact name of registrant as specified in charter)

Unified Fund Services, Inc. 431 N. Pennsylvania Street Indianapolis, IN 46204
(Address of principal executive offices)	(Zip code)

James M. Landis

Unified Fund Services, Inc.

431 N. Pennsylvania St.

Indianapolis, IN 46204

(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:	10/31

Date of reporting period:	01/31/2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Becker Value Funds
Becker Value Equity Fund
Schedule of Investments
January 31, 2007
(Unaudited)

Common Stocks - 92.05%	Shares	Value

Accident & Health Insurance - 1.14%
Conseco, Inc. (a)	34,000	$ 674,900

Beverages - 3.40%
Constellation Brands, Inc. - Class A (a)	35,000	865,900
The Coca-Cola Co.	24,000	1,149,120
		2,015,020

Bottled & Canned Soft Drinks & Carbonated Waters - 2.52%
Cadbury Schweppes Plc (b)	33,000	1,496,220

Cable & Other Pay Television Services - 1.94%
Comcast Corp. - Class A (a)	26,000	1,152,320

Crude Petroleum & Natural Gas - 3.51%
Pioneer Natural Resources Co.	22,500	922,500
Royal Dutch Shell Plc (b)	17,000	1,160,250
		2,082,750

Drilling Oil & Gas Wells - 2.78%
Diamond Offshore Drilling, Inc.	4,700	396,868
GlobalSantaFe Corp.	9,300	539,493
Helmerich & Payne, Inc.	26,500	710,995
		1,647,356

Electronic & Other Electrical Equipment - 2.55%
General Electric Co.	42,000	1,514,100

Electronic Connectors - 2.69%
Tyco International Ltd.	50,000	1,594,000

Fats & Oils - 1.30%
Bunge Limited	10,000	769,500

Finance Lessors - 0.99%
CIT Group, Inc.	10,000	589,600

Food & Kindred Products - 1.96%
Unilever N.V. (b)	43,500	1,161,015

*See accompanying notes which are an integral part of these financial statements.

Becker Value Funds
Becker Value Equity Fund
Schedule of Investments - continued
January 31, 2007
(Unaudited)

Common Stocks - 92.05% - continued	Shares	Value

Grain Mill Products - 1.93%
General Mills, Inc.	20,000	$ 1,144,800

Industrial Organic Chemicals - 2.00%
Lubrizol Corp.	23,000	1,184,960

Insurance Agents, Brokers & Service - 4.17%
Hartford Financial Services Group, Inc.	13,000	1,233,830
Marsh & McLennan Companies, Inc.	42,000	1,239,000
		2,472,830

Investment Advice - 2.09%
Federated Investors, Inc. - Class B	35,000	1,235,850

Laboratory Analytical Instruments - 1.23%
Applera Corporation - Applied Biosystems Group	21,000	729,960

Miscellaneous Manufacturing Industries - 1.25%
International Game Technology	17,000	738,820

Mortgage Bankers & Loan Correspondents - 1.76%
Countrywide Financial Corp.	24,000	1,043,520

Motor Vehicles & Passenger Car Bodies - 2.19%
Honda Motor Co., Ltd. (b)	33,000	1,297,890

National Commercial Banks - 3.56%
KeyCorp	8,000	305,360
TCF Financial Corp.	36,000	913,680
US Bancorp	25,000	890,000
		2,109,040

Newspapers: Publishing or Publishing & Printing - 2.73%
McClatchy Co. - Class A	15,000	580,200
New York Times Co. - Class A	45,000	1,039,050
		1,619,250

Office Machines - 0.81%
Pitney Bowes, Inc.	10,000	478,700

*See accompanying notes which are an integral part of these financial statements.

Becker Value Funds
Becker Value Equity Fund
Schedule of Investments - continued
January 31, 2007
(Unaudited)

Common Stocks - 92.05% - continued	Shares	Value

Oil & Gas Field Services - 1.09%
Grant Prideco, Inc. (a)	16,500	$ 646,470

Paints, Varnishes, Lacquers, Enamels & Allied Products - 2.07%
PPG Industries, Inc.	18,500	1,226,365

Paper Mills - 2.02%
International Paper Co.	35,500	1,196,350

Personal Credit Institutions - 2.02%
SLM Corp.	26,000	1,194,960

Petroleum Refining - 3.14%
Chevron Corp.	15,525	1,131,462
ConocoPhillips	11,000	730,510
		1,861,972

Pharmaceutical Preparations - 7.00%
Abbott Laboratories	25,500	1,351,500
Eli Lilly & Co.	25,000	1,353,000
Pfizer, Inc.	55,000	1,443,200
		4,147,700

Plastic Materials, Synthetic Resins & Nonvulcan Elastomers - 1.68%
Eastman Chemical Co.	17,000	995,520

Refuse Systems - 1.35%
Waste Management, Inc.	21,000	797,580

Retail - Grocery Stores - 1.94%
Kroger Co.	45,000	1,152,000

Retail - Variety Stores - 2.32%
Costco Wholesale Corp.	3,300	185,394
Wal-Mart Stores, Inc.	25,000	1,192,250
		1,377,644

Retail - Women's Clothing Stores - 2.12%
Limited Brands, Inc.	45,000	1,257,300

*See accompanying notes which are an integral part of these financial statements.

Becker Value Funds
Becker Value Equity Fund
Schedule of Investments - continued
January 31, 2007
(Unaudited)

Common Stocks - 92.05% - continued	Shares	Value

Search, Detection, Navigation, Guidance, Aeronautical Systems - 1.27%
Raytheon Co.	14,500	$ 752,550

Services - Advertising Agencies - 1.52%
Interpublic Group of Companies, Inc. (a)	68,500	901,460

Services - Business Services - 2.21%
Manpower, Inc.	18,000	1,312,740

Services - Prepackaged Software - 3.64%
Microsoft Corp.	50,000	1,543,000
Synopsys, Inc. (a)	23,000	611,800
		2,154,800

Surety Insurance - 2.06%
MBIA, Inc.	17,000	1,221,110

Surgical & Medical Instruments & Apparatus - 2.14%
Becton Dickinson & Co.	16,500	1,269,510

Telephone & Telegraph Apparatus - 2.87%
Adtran, Inc.	35,000	775,600
Avaya, Inc. (a)	72,000	923,760
		1,699,360

Trucking (No Local) - 1.09%
Con-Way, Inc.	13,000	646,620

TOTAL COMMON STOCKS (Cost $45,809,791)		54,564,412

Money Market Securities - 7.87%
Huntington U.S. Treasury Money Market Fund, 4.12% (c)	4,667,902	4,667,902

TOTAL MONEY MARKET SECURITIES (Cost $4,667,902)		4,667,902

*See accompanying notes which are an integral part of these financial statements.

Becker Value Funds
Becker Value Equity Fund
Schedule of Investments - continued
January 31, 2007
(Unaudited)

TOTAL INVESTMENTS (Cost $50,477,693) - 99.92%		$59,232,314

Other assets less liabilities - 0.08%		45,404

TOTAL NET ASSETS - 100.00%		$59,277,718

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable Rate Security; the money market rate shown represents the rate at January 31, 2007.

Tax Related
Unrealized appreciation	$ 8,997,198
Unrealized depreciation	(242,577)
Net unrealized appreciation	$ 8,754,621

Aggregate cost of securities for income tax purposes	$50,477,693

*See accompanying notes which are an integral part of these financial statements.

Becker Value Funds
Becker Small Cap Value Fund
Schedule of Investments
January 31, 2007
(Unaudited)

Common Stocks - 85.08%	Shares	Value

Abrasive, Asbestos & Miscellaneous Nonmetallic Mineral Products - 1.43%
Carbo Ceramics, Inc.	2,300	$ 84,824

Air Transportation, Scheduled - 1.46%
SkyWest, Inc.	3,200	86,848

Air Transportation, Nonscheduled - 1.51%
Bristow Group, Inc. (a)	2,400	89,640

Communication Equipment - 1.95%
Applied Signal Technology, Inc.	7,900	115,419

Communication Services - 2.06%
InPhonic, Inc. (a)	8,800	122,144

Computer Storage Devices - 1.93%
Dot Hill Systems Corp. (a)	29,900	114,218

Deep Sea Foreign Transportation of Freight - 5.07%
DryShips, Inc.	8,900	151,923
Excel Maritime Carriers, Ltd. (a)	8,895	136,538
StealthGas, Inc.	1,000	12,150
		300,611

Drilling Oil & Gas Wells - 0.95%
Helmerich & Payne, Inc.	2,100	56,343

Electric Housewares & Fans - 1.75%
Helen of Troy Corp. (a)	4,300	103,673

Electric Services - 0.94%
Aquila, Inc. (a)	12,300	55,719

Electrical Industrial Apparatus - 1.57%
Graftech International Ltd. (a)	11,500	93,380

Fire, Marine & Casualty Insurance - 4.80%
Affirmative Insurance Holdings, Inc.	4,400	76,340
Amerisafe, Inc. (a)	3,300	54,549
James River Group, Inc. (a)	2,600	80,002
North Pointe Holdings Corp. (a)	6,900	74,037
		284,928

*See accompanying notes which are an integral part of these financial statements.

Becker Value Funds
Becker Small Cap Value Fund
Schedule of Investments - continued
January 31, 2007
(Unaudited)

Common Stocks - 85.08% - continued	Shares	Value

Hospitals & Medical Service Plans - 1.39%
Centene Corp. (a)	3,300	$ 82,236

Industrial Organic Chemicals - 1.08%
Minerals Technologies, Inc.	1,100	63,877

Life Insurance - 3.76%
American Equity Investment Life Holding Co.	9,100	116,571
KMG America Corp. (a)	11,500	106,375
		222,946

Miscellaneous Manufacturing Industries - 0.80%
WMS Industries, Inc. (a)	1,200	47,592

Motor Vehicles & Passenger Car Bodies - 1.70%
Monaco Coach Corp.	6,700	101,036

National Commercial Banks - 3.28%
Citizens Banking Corp.	3,300	80,883
Midwest Banc Holdings, Inc.	5,300	113,526
		194,409

Natural Gas Distribution - 0.78%
Southern Union Co.	1,660	46,165

Oil & Gas Field Machinery & Equipment - 1.84%
Newpark Resources, Inc. (a)	17,300	109,336

Patent Owners & Lessors - 0.71%
Marvel Entertainment, Inc. (a)	1,500	41,880

Pharmaceutical Preparations - 1.66%
Perrigo Co.	5,700	98,496

Radio Broadcasting Stations - 0.95%
Radio One, Inc. - Class D (a)	7,700	56,595

Railroad Equipment - 1.90%
Greenbrier Companies, Inc.	3,900	112,593

Real Estate - 1.67%
Meruelo Maddux Properties, Inc. (a)	9,300	99,324

*See accompanying notes which are an integral part of these financial statements.

Becker Value Funds
Becker Small Cap Value Fund
Schedule of Investments - continued
January 31, 2007
(Unaudited)

Common Stocks - 85.08% - continued	Shares	Value

Retail - Home Furniture, Furnishings & Equipment Stores - 1.72%
Cost Plus, Inc. (a)	9,900	$ 101,970

Retail - Miscellaneous Shopping Goods Stores - 1.64%
Big 5 Sporting Goods Corp.	4,000	97,160

Retail - Radio, TV & Consumer Electronic Stores - 1.85%
Guitar Center, Inc. (a)	2,400	109,800

Retail - Variety Stores - 3.18%
Fred's, Inc.	7,700	103,565
Tuesday Morning Corp.	5,100	84,966
		188,531

Savings Institution, Federally Chartered - 1.88%
BankAtlantic Bancorp, Inc. - Class A	8,400	111,552

Semiconductors & Related Devices - 1.73%
Lattice Semiconductor Corp. (a)	17,500	102,550

Services - Business Services - 1.36%
Premiere Global Services, Inc. (a)	8,500	80,410

Services - Computer Processing & Data Preparation - 0.38%
MedQuist, Inc. (a)	1,900	22,325

Services - Computer Programming Services - 1.64%
EPIQ Systems, Inc. (a)	5,400	97,578

Services - Equipment Rental & Leasing - 2.04%
United Rentals, Inc. (a)	4,700	121,025

Services - Home Health Care Services - 2.79%
Amedisys, Inc. (a)	1,866	60,309
Matria Healthcare, Inc. (a)	3,800	104,994
		165,303

Services - Hospitals - 2.17%
RehabCare Group, Inc. (a)	8,500	129,030

*See accompanying notes which are an integral part of these financial statements.

Becker Value Funds
Becker Small Cap Value Fund
Schedule of Investments - continued
January 31, 2007
(Unaudited)

Common Stocks - 85.08% - continued	Shares	Value

Services - Prepackaged Software - 5.73%
Cogent Communications Group, Inc. (a)	7,100	$ 149,100
Lawson Software, Inc. (a)	15,900	119,409
Openwave Systems, Inc. (a)	8,100	71,442
		339,951

Special Industry Machinery - 1.49%
Ultratech, Inc. (a)	7,300	88,622

Steel Pipe & Tube - 1.88%
Worthington Industries, Inc.	5,800	111,244

Telephone & Telegraph Apparatus - 4.02%
Adtran, Inc.	1,500	33,240
Intervoice, Inc. (a)	23,900	156,784
Westell Technologies, Inc. - Class A (a)	21,300	48,564
		238,588

Trucking (No Local) - 1.01%
Con-Way, Inc.	1,200	59,688

Wholesale - Miscellaneous Durable Goods - 1.63%
RC2 Corp. (a)	2,450	96,799

TOTAL COMMON STOCKS (Cost $4,722,331)		5,046,358

Real Estate Investment Trusts - 6.53%
Ashford Hospitality Trust, Inc.	6,500	80,015
ECC Capital Corp.	66,900	64,224
Friedman Billings Ramsey Group, Inc.	14,500	113,970
Healthcare Realty Trust, Inc.	1,400	59,332
Redwood Trust, Inc.	1,100	69,916

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $445,778)		387,457

Money Market Securities - 6.99%
Huntington U.S. Treasury Money Market Fund, 4.12% (b)	414,781	414,781

TOTAL MONEY MARKET SECURITIES (Cost $414,781)		414,781

*See accompanying notes which are an integral part of these financial statements.

Becker Value Funds
Becker Small Cap Value Fund
Schedule of Investments - continued
January 31, 2007
(Unaudited)

TOTAL INVESTMENTS (Cost $5,582,890) - 98.60%		$ 5,848,596

Other assets less liabilities - 1.40%		82,822

TOTAL NET ASSETS - 100.00%		$ 5,931,418

(a) Non-income producing.
(b) Variable Rate Security; the money market rate shown represents the rate at January 31, 2007.

Tax Related
Unrealized appreciation	$ 476,414
Unrealized depreciation	(210,708)
Net unrealized depreciation	$ 265,706

Aggregate cost of securities for income tax purposes	$ 5,582,890

*See accompanying notes which are an integral part of these financial statements.

Becker Value Funds
Related Notes to the Schedule of Investments
January 31, 2007
(Unaudited)

Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the values of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair >value controls, since fair value depends upon the circumstances of each individual case. As a general principle the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive fro them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Federal Income Taxes - There is no provision for federal income tax. The Funds intend to continue to qualify each year as a "regulated investment company" under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Funds could incur a tax expense.Security Transactions and Related Income - The Funds follow industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method.

Dreman Contrarian Funds
Dreman Contrarian Large Cap Value Fund
Schedule of Investments
January 31, 2007
(Unaudited)

Common Stocks - 89.18%	Shares	Value

Air Courier Services - 0.36%
FedEx Corp.	300	$ 33,120

Aircraft Engines & Engine Parts - 1.05%
United Technologies Corp.	1,400	95,228

Biological Products (No Diagnostic Substances) - 1.00%
Amgen, Inc. (a)	1,300	91,481

Crude Petroleum & Natural Gas - 8.29%
Anadarko Petroleum Corp.	2,800	122,500
Apache Corp.	2,300	167,831
Devon Energy Corp.	4,300	301,387
Encana Corp.	1,100	52,833
Occidental Petroleum Corp.	2,400	111,264
		755,815

Electric Services - 1.48%
TXU Corp.	2,500	135,200

Electronic & Other Electrical Equipment (No Computer Equipment) - 1.98%
General Electric Co.	5,000	180,250

Electronic Connectors - 1.68%
Tyco International Ltd.	4,800	153,024

Federal & Federally - Sponsored Credit Agencies - 8.54%
Federal Home Loan Mortgage Corp. (Freddie Mac)	5,900	383,087
Federal National Mortgage Association (Fannie Mae)	7,000	395,710
		778,797

Fire, Marine & Casualty Insurance - 1.44%
Chubb Corp.	1,400	72,856
American International Group, Inc.	850	58,182
		131,038

Food and Kindred Products - 8.43%
Altria Group, Inc.	8,800	769,032

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Large Cap Value Fund
Schedule of Investments - continued
January 31, 2007
(Unaudited)

Common Stocks - 89.18% - continued	Shares	Value

Hospital & Medical Service Plans - 4.82%
Aetna, Inc.	3,600	$ 151,776
UnitedHealth Group, Inc.	5,500	287,430
		439,206

Industrial Inorganic Chemicals - 0.00%
Tronox, Inc. - Class B (b)	6	86

Insurance Agent, Brokers & Service - 0.83%
Hartford Financial Services Group, Inc.	800	75,928

National Commercial Banks - 8.23%
Bank of America Corp.	4,742	249,334
Citigroup, Inc.	1,500	82,695
KeyCorp	2,100	80,157
PNC Financial Services Group, Inc.	1,000	73,770
U.S. Bancorp	2,200	78,320
Wachovia Corp.	3,300	186,450
		750,726

Petroleum Refining - 8.83%
ConocoPhillips	7,741	514,080
Chevron Corp.	4,000	291,520
		805,600

Pharmaceutical Preparations - 7.99%
Eli Lilly & Co.	800	43,296
Merck & Co., Inc.	3,775	168,931
Pfizer, Inc.	11,020	289,165
Wyeth	4,600	227,286
		728,678

Retail - Department Stores - 1.28%
Federated Department Stores, Inc.	2,800	116,172

Retail - Lumber & Other Building Materials - 3.32%
Home Depot, Inc.	5,700	232,218
Lowe's Companies, Inc.	2,100	70,791
		303,009

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Large Cap Value Fund
Schedule of Investments - continued
January 31, 2007
(Unaudited)

Common Stocks - 89.18% - continued	Shares	Value

Retail - Miscellaneous Shopping Goods Store - 2.28%
Borders Group, Inc.	5,500	$ 115,390
Staples, Inc.	3,600	92,592
		207,982

Savings Institution, Federally Chartered - 5.51%
Sovereign Bancorp, Inc.	5,380	132,617
Washington Mutual, Inc.	8,300	370,097
		502,714

Search, Detection, Navigation, Guidance, Aeronautical System - 0.39%
Northrop Grumman Corp.	500	35,470

Services - Computer Programming, Data Processing, Etc. - 0.95%
Electronic Data Systems Corp.	3,300	86,823

Services - Medical Laboratories - 0.29%
Quest Diagnostics, Inc.	500	26,240

Services - Prepackaged Software - 0.47%
Microsoft Corp.	1,400	43,204

Surgical & Medical Instruments & Apparatus - 2.61%
3M Co.	3,200	237,760

Telephone Communications (No Radiotelephone) - 1.18%
Verizon Communications, Inc.	2,800	107,856

Tobacco Products - 5.95%
British American Tobacco Plc (c)	1,200	73,380
Imperial Tobacco Group Plc (c)	900	73,278
UST, Inc.	6,900	396,336
		542,994

TOTAL COMMON STOCKS (Cost $6,512,428)		8,133,433

Money Market Securities - 10.17%
Huntington Money Market Fund, 4.44% (d)	927,319	927,319

TOTAL MONEY MARKET SECURITIES (Cost $927,319)		927,319

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Large Cap Value Fund
Schedule of Investments - continued
January 31, 2007
(Unaudited)

TOTAL INVESTMENTS (Cost $7,439,747) - 99.35%		$ 9,060,752

Cash and other assets less liabilities - 0.65%		59,687

TOTAL NET ASSETS - 100.00%		$ 9,120,439

(a) Non-income producing.
(b) Shares received from spinoff of Kerr-McGee Corp.
(c) American Depositary Receipt
(d) Variable rate security; the money market rate shown represents the rate at January 31, 2007.

Tax Related, excluding future positions
Unrealized appreciation	$ 1,703,752
Unrealized depreciation	(82,747)
Net unrealized appreciation	$ 1,621,005

Aggregate cost of securities for income tax purposes	$ 7,439,747

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Large Cap Value Fund
Schedule of Investments - continued
January 31, 2007
(Unaudited)

	Number of	Underlying Face
	Long	Amount at	Unrealized
	Contracts	Market Value	Appreciation
Futures Contracts
S&P 500 E-mini Futures Contracts March 2007 (a)	12	$ 865,800	$ 14,524

(a) Each S&P 500 E-Mini Future contract is equal to $50 times the S&P Stock Index.

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Mid Cap Value Fund
Schedule of Investments
January 31, 2007
(Unaudited)

Common Stocks - 93.68%	Shares	Value

Beverages - 1.51%
Constellation Brands, Inc. - Class A (a)	1,150	$ 28,451

Canned, Fruits, Vegetables, Preserves, Jams & Jellies - 1.51%
The J.M. Smucker Co.	600	28,494

Carpets & Rugs - 1.53%
Mohawk Industries, Inc. (a)	350	28,847

Computer Storage Devices - 1.51%
Seagate Technology	1,050	28,445

Crude Petroleum & Natural Gas - 2.50%
Anadarko Petroleum Corp.	400	17,500
Chesapeake Energy Corp.	1,000	29,610
		47,110

Drawing & Insulating of Nonferrous Wire - 1.49%
General Cable Corp. (a)	650	28,034

Electric & Other Services Combined - 3.10%
Ameren Corp.	550	29,210
WPS Resources Corp.	550	29,178
		58,388

Electric Lighting & Wiring Equipment - 2.99%
Cooper Industries Ltd. - Class A	300	27,417
Hubbell, Inc. - Class B	600	28,920
		56,337

Electric Services - 1.51%
PPL Corp.	800	28,480

Finance Lessors - 1.56%
CIT Group, Inc.	500	29,480

Fire, Marine & Casualty Insurance - 5.96%
Arch Capital Group Ltd. (a)	450	29,065
Cincinnati Financial Corp.	623	27,873
HCC Insurance Holdings Inc.	900	28,080
Loews Corp. - Carolina Group	400	27,416
		112,434

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Mid Cap Value Fund
Schedule of Investments - continued
January 31, 2007
(Unaudited)

Common Stocks - 93.68% - continued	Shares	Value

Guided Missiles & Space Vehicles & Parts - 1.50%
Alliant Techsystems, Inc. (a)	350	$ 28,350

Household Appliances - 1.70%
Whirlpool Corp.	350	32,001

Household Furniture - 1.54%
Leggett & Platt, Inc.	1,200	29,088

Industrial Organic Chemicals - 1.93%
Lyondell Chemical Co.	1,150	36,363

Laboratory Analytical Instruments - 1.54%
Beckman Coulter, Inc.	450	29,034

Life Insurance - 1.43%
Protective Life Corp.	550	26,912

Meat Packing Plants - 3.11%
Hormel Foods Corp.	750	28,425
Smithfield Foods, Inc. (a)	1,150	30,199
		58,624

Miscellaneous Fabricated Metal Products - 1.54%
Parker Hannifin Corp.	350	28,966

Miscellaneous Furniture & Fixtures - 3.21%
Hillenbrand Industries, Inc.	500	28,505
Kinetic Concepts, Inc. (a)	650	31,974
		60,479

Miscellaneous Industrial & Commercial Machinery & Equipment - 1.45%
Eaton Corp.	350	27,422

Miscellaneous Metal Ores - 1.31%
Cameco Corp.	650	24,784

Motor Vehicle Parts & Accessories - 1.44%
Autoliv, Inc.	450	27,153

Motors & Generators - 1.15%
Ametek, Inc.	625	21,662

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Mid Cap Value Fund
Schedule of Investments - continued
January 31, 2007
(Unaudited)

Common Stocks - 93.68% - continued	Shares	Value

National Commercial Banks - 9.02%
Comerica, Inc.	500	$ 29,650
Fulton Financial Corp.	1,800	28,800
Huntington Bancshares, Inc.	1,200	27,936
KeyCorp	750	28,628
Marshall & Ilsley Corp.	600	28,236
Whitney Holding Corp.	850	26,894
		170,144

Ophthalmic Goods - 3.02%
Bausch & Lomb, Inc.	550	30,624
The Cooper Companies, Inc.	550	26,235
		56,859

Petroleum Refining - 3.32%
Hess Corp.	550	29,694
Tesoro Corp.	400	32,956
		62,650

Radio & TV Broadcasting & Communications Equipment - 1.53%
L-3 Communications Holdings, Inc.	350	28,819

Retail - Apparel & Accessory Stores - 1.48%
The Men's Wearhouse, Inc.	650	27,911

Retail - Building Materials, Hardware, Garden Supply - 1.65%
The Sherwin-Williams Co.	450	31,095

Retail - Family Clothing Stores - 1.49%
TJX Companies, Inc.	950	28,092

Savings Institution, Federally Chartered - 0.95%
Sovereign Bancorp, Inc.	727	17,921

Search, Detection, Navigation, Guidance, Aeronautical System - 1.47%
DRS Technologies, Inc.	500	27,700

Security Brokers, Dealers & Flotation Companies - 1.40%
A.G. Edwards, Inc.	400	26,484

Services - Business Services - 1.48%
Fair Isaac Corp.	700	27,874

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Mid Cap Value Fund
Schedule of Investments - continued
January 31, 2007
(Unaudited)

Common Stocks - 93.68% - continued	Shares	Value

Services - Educational - 1.61%
Apollo Group, Inc. (a)	700	$ 30,380

Services - Electric - 1.55%
Edison International	650	29,237

Services - General Medical & Surgical Hospitals - 1.58%
Triad Hospitals, Inc. (a)	700	29,750

Services - Miscellaneous Health & Allied Services - 1.46%
Lincare Holdings, Inc. (a)	700	27,545

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 0.96%
Church & Dwight Co., Inc.	400	18,124

Surety Insurance - 1.63%
Ambac Financial Group, Inc.	350	30,835

Telephone Communicatons (No Radiotelephone) - 1.58%
Windsteam Corp.	2,000	29,760

Tobacco Products - 0.61%
UST, Inc.	200	11,488

Wholesale - Chemicals & Allied Products - 1.51%
Sigma-Aldrich Corp.	750	28,463

Wholesale - Electrical Apparatus & Equipment, Wiring Supplies - 3.22%
Anixter International, Inc. (a)	550	30,398
Wesco International, Inc. (a)	500	30,360
		60,758

Wholesale - Electronic Parts & Equipment - 3.14%
Arrow Electronics, Inc. (a)	800	28,200
Avnet, Inc. (a)	1,000	31,050
		59,250

TOTAL COMMON STOCKS (Cost $1,639,045)		1,766,477

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Mid Cap Value Fund
Schedule of Investments - continued
January 31, 2007
(Unaudited)

	Shares	Value

Escrow Rights - 0.00%
Southern Energy Escrow Rights (b)	15,000	$ -

TOTAL ESCROW RIGHTS (Cost $0)		-

Real Estate Investment Trusts - 4.29%
Hospitality Properties Trust	600	29,280
KKR Financial Corp.	800	21,648
Ventas, Inc.	650	30,062

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $67,895)		80,990

Money Market Securities - 1.59%
Huntington Money Market Fund, 4.44% (c)	30,034	30,034

TOTAL MONEY MARKET SECURITIES (Cost $30,034)		30,034

TOTAL INVESTMENTS (Cost $1,736,974) - 99.56%		$ 1,877,501

Cash and other assets less liabilities - 0.44%		8,247

TOTAL NET ASSETS - 100.00%		$ 1,885,748

(a) Non-income producing.
(b) Escrow rights issued in conjunction with bond reorganization. There is no market for the rights.
(c) Variable rate security; the money market rate shown represents the rate at January 31, 2007.

Tax Related
Unrealized appreciation	$ 149,079
Unrealized depreciation	(8,552)
Net unrealized appreciation	$ 140,527

Aggregate cost of securities for income tax purposes	$ 1,736,974

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Small Cap Value Fund
Schedule of Investments
January 31, 2007
(Unaudited)

Common Stocks - 70.48%	Shares	Value

Air Courier Services - 1.00%
ABX Air, Inc. (a)	39,300	$ 268,419

Air Transportation - 0.70%
Alaska Air Group, Inc. (a)	4,400	188,540

Biological Products, (No Diagnostic Substances) - 0.27%
Charles River Laboratories International, Inc. (a)	1,600	72,000

Calculating & Accounting Machines (No Electronic Computers) - 0.33%
Hypercom Corp. (a)	14,500	87,725

Canned, Fruits, Vegetables, Preserves, Jams & Jellies - 0.85%
The J.M. Smucker Co.	4,800	227,952

Cigarettes - 0.73%
Vector Group Ltd.	11,000	197,670

Computer Communications Equipment - 0.81%
Black Box Corp.	5,300	217,724

Crude Petroleum & Natural Gas - 3.37%
Cano Petroleum, Inc. (a)	15,500	79,360
Delta Petroleum Corp. (a)	10,300	226,085
Parallel Petroleum Corp. (a)	13,200	259,644
Petrohawk Energy Corp. (a)	12,600	145,404
Petroquest Energy, Inc. (a)	14,900	194,147
		904,640

Drawing & Insulating of Nonferrous Wire - 0.82%
General Cable Corp. (a)	5,100	219,963

Drilling Oil & Gas Wells - 0.58%
Atwood Oceanics, Inc. (a)	3,200	154,784

Electric Housewares & Fans - 0.65%
Helen of Troy Corp. (a)	7,200	173,592

Electric Lighting & Wiring Equipment - 0.70%
Hubbell, Inc. - Class B	3,900	187,980

Electric Services - 0.85%
IdaCorp, Inc.	6,200	229,090

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Small Cap Value Fund
Schedule of Investments - continued
January 31, 2007
(Unaudited)

Common Stocks - 70.48% - continued	Shares	Value

Electric & Other Services Combined - 1.49%
Allete, Inc.	3,900	$ 187,551
WPS Resources Corp.	4,000	212,200
		399,751

Electrical Work - 0.35%
Pike Electric Corp. (a)	5,800	94,366

Farm Machinery & Equipment - 0.48%
Agco Corp. (a)	3,800	129,086

Fire, Marine & Casualty Insurance - 6.05%
Allied World Assurance Company Holdings Ltd.	4,800	204,480
Arch Capital Group Ltd. (a)	2,500	161,475
Argonaut Group, Inc. (a)	7,400	248,196
Endurance Specialty Holdings Ltd.	4,200	142,800
Hanover Insurance Group, Inc.	4,900	235,445
Odyssey Re Holdings Corp.	5,000	197,250
Platinum Underwriters Holdings Ltd.	7,100	211,935
Safety Insurance Group, Inc.	1,000	48,840
United Fire & Casualty Co.	5,200	176,020
		1,626,441

Gold and Silver Ores - 0.23%
Iamgold Corp.	6,900	60,858

Grain Mill Products - 0.76%
Ralcorp Holdings, Inc. (a)	3,700	204,758

Heavy Construction Other Than Building Construction - Contractors - 0.76%
Sterling Construction Co., Inc. (a)	10,000	205,200

Hospital & Medical Service Plans - 1.40%
Centene Corp. (a)	5,600	139,552
HealthSpring, Inc. (a)	12,000	236,040
		375,592

Investment Advice - 1.85%
Apollo Investment Corp.	9,400	208,680
MCG Capital Corp.	4,700	92,919
NGP Capital Resources Co.	5,300	84,959
Prospect Energy Corp.	6,300	110,880
		497,438

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Small Cap Value Fund
Schedule of Investments - continued
January 31, 2007
(Unaudited)

Common Stocks - 70.48% - continued	Shares	Value

Laboratory Analytical Instruments - 0.92%
PerkinElmer, Inc.	10,400	$ 248,248

Life Insurance - 0.62%
IPC Holdings Ltd.	5,700	167,865

Manifold Business Forms - 0.72%
Ennis, Inc.	7,700	193,963

Miscellaneous Fabricated Metal Products - 1.81%
Shaw Group, Inc. (a)	7,900	266,704
Watts Water Technologies, Inc. - Class A	5,000	219,850
		486,554

Miscellaneous Furniture & Fixtures - 0.82%
Kinetic Concepts, Inc. (a)	4,500	221,355

Miscellaneous Industrial & Commercial Machinery & Equipment - 0.88%
Curtiss-Wright Corp.	6,200	236,716

Motors & Generators - 0.64%
Regal Beloit Corp.	3,400	171,088

National Commercial Banks - 0.61%
Corus Bankshares, Inc.	7,700	164,010

Office Furniture (No Wood) - 0.74%
HNI Corp.	4,100	199,014

Oil & Gas Field Machinery & Equipment - 0.32%
Oil States International, Inc. (a)	3,000	86,460

Oil & Gas Field Services - 1.64%
Allis-Chalmers Energy, Inc. (a)	2,000	35,300
Helix Energy Solutions Group, Inc. (a)	4,800	154,416
Superior Energy Services, Inc. (a)	7,500	227,400
Willbros Group, Inc. (a)	1,100	22,781
		439,897

Operators of Apartment Buildings - 0.47%
GMH Communities Trust	12,900	126,549

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Small Cap Value Fund
Schedule of Investments - continued
January 31, 2007
(Unaudited)

Common Stocks - 70.48% - continued	Shares	Value

Ophthalmic Goods - 0.50%
The Cooper Companies, Inc.	2,800	$ 133,560

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.40%
American Medical Systems Holdings, Inc. (a)	4,000	79,600
Armor Holdings, Inc. (a)	4,900	296,450
		376,050

Pharmaceutical Preparations - 0.38%
Inyx, Inc. (a)	46,300	101,860

Primary Production of Aluminum - 0.86%
Century Aluminum Co. (a)	5,100	232,458

Public Building & Related Furniture - 1.11%
BE Aerospace, Inc. (a)	10,000	297,800

Radio & TV Broadcasting & Communications Equipment - 2.03%
Arris Group, Inc. (a)	14,200	201,924
Commscope, Inc. (a)	10,600	342,486
		544,410

Real Estate - 0.87%
Newcastle Investment Corp.	7,200	233,424

Refuse Systems - 0.10%
WCA Waste Corp. (a)	3,800	26,296

Retail - Apparel & Accessory Stores - 0.75%
The Men's Wearhouse, Inc.	4,700	201,818

Retail - Family Clothing Stores - 0.18%
Stein Mart, Inc.	3,500	47,285

Retail - Grocery Stores - 1.36%
Ruddick Corp.	7,200	200,160
Weis Markets, Inc.	3,800	164,464
		364,624

Rolling, Drawing & Extruding of Nonferrous Metals - 0.94%
RTI International Metals, Inc. (a)	3,100	253,425

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Small Cap Value Fund
Schedule of Investments - continued
January 31, 2007
(Unaudited)

Common Stocks - 70.48% - continued	Shares	Value

Savings Institution, Federally Chartered - 1.47%
BankUnited Financial Corp. - Class A	6,400	$ 176,576
MB Financial Inc.	5,900	217,828
		394,404

Savings Institution, Not Federally Chartered - 0.86%
Sterling Financial Corp.	7,000	232,190

Search, Detection, Navigation, Guidance, Aeronautical System - 1.42%
DRS Technologies, Inc.	4,400	243,760
EDO Corp.	6,000	139,320
		383,080

Semiconductors & Related Devices - 1.49%
Aeroflex, Inc. (a)	22,600	270,296
Cypress Semiconductor Corp. (a)	6,000	110,700
Exar Corp. (a)	1,400	18,340
		399,336

Services - Computer Integrated Systems - 0.67%
Jack Henry & Associates, Inc.	8,500	181,390

Services - Educational Services - 0.30%
Nobel Learning Communities, Inc. (a)	6,800	79,560

Services - Engineering Services - 0.96%
Washington Group International, Inc. (a)	4,500	257,085

Services - Equipment Rental & Leasing - 0.16%
Mitcham Industries, Inc. (a)	3,100	41,850

Services - General Medical & Surgical Hospitals - 0.94%
Lifepoint Hospitals, Inc. (a)	7,445	252,981

Services - Help Supply Services - 0.89%
Kelly Services, Inc. - Class A	7,700	238,777

Services - Home Health Care Services - 0.79%
Option Care, Inc.	16,100	212,359

Services - Hospitals - 0.61%
Pediatrix Medical Group, Inc. (a)	3,100	162,874

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Small Cap Value Fund
Schedule of Investments - continued
January 31, 2007
(Unaudited)

Common Stocks - 70.48% - continued	Shares	Value

Services - Miscellaneous Amusement & Recreation - 1.19%
Century Casinos, Inc. (a)	20,100	$ 216,075
Lakes Entertainment, Inc. (a)	12,050	103,148
		319,223

Services - Personal Services - 0.87%
Regis Corp.	5,600	234,024

Services - Prepackaged Software - 1.97%
3D Systems Corp. (a)	3,900	71,136
Applix, Inc. (a)	10,000	108,100
Corillian Corp. (a)	67,100	224,114
Lawson Software, Inc. (a)	16,900	126,919
		530,269

Short-Term Business Credit Institutions - 0.47%
ASTA Funding, Inc.	3,900	125,658

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 0.74%
Church & Dwight Co., Inc.	4,400	199,364

State Commercial Banks - 1.10%
Beverly Hills Bancorp, Inc.	13,000	102,050
UCBH Holdings, Inc.	10,400	195,000
		297,050

Telephone Communications (No Radiotelephone) - 2.40%
Alaska Communications Systems Group, Inc.	12,000	193,920
Commonwealth Telephone Enterprises, Inc.	5,200	219,648
Iowa Telecommunications Services, Inc.	11,500	231,150
		644,718

Trucking (No Local) - 0.26%
Old Dominion Freight Line, Inc. (a)	2,500	69,450

Water, Sewer, Pipeline, Communication & Power Line Construction - 0.59%
Insituform Technologies, Inc. (a)	5,700	159,087

Wholesale - Computers & Peripheral - 0.86%
ScanSource, Inc. (a)	7,900	231,786

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Small Cap Value Fund
Schedule of Investments - continued
January 31, 2007
(Unaudited)

Common Stocks - 70.48% - continued	Shares	Value

Wholesale - Electrical Apparatus & Equipment, Wiring Supplies - 1.52%
Anixter International, Inc. (a)	5,200	$ 287,404
Wesco International, Inc. (a)	2,000	121,440
		408,844

Wholesale - Groceries & Related Products - 0.63%
Nash Finch Co.	5,900	170,392

Wholesale - Metals & Minerals (No Petroleum) - 1.16%
Northern Orion Resources, Inc. (a)	17,500	67,200
Uranium Resources, Inc. (a)	42,700	243,390
		310,590

Wholesale - Metals Service Centers & Offices - 0.46%
L.B. Foster Co. - Class A (a)	4,900	122,500

TOTAL COMMON STOCKS (Cost $17,648,731)		18,937,139

Real Estate Investment Trusts - 5.56%
Annaly Capital Management, Inc.	15,000	206,700
Ashford Hospitality Trust, Inc.	13,600	167,416
CBRE Realty Finance, Inc.	12,000	198,240
Highland Hospitality Corp.	1,700	26,996
JER Investors Trust, Inc.	9,500	194,560
KKR Financial Corp.	7,700	208,362
Medical Properties Trust, Inc.	13,500	211,005
MFA Mortgage Investments, Inc.	18,300	136,152
Novastar Financial, Inc.	6,800	144,432

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,507,354)		1,493,863

Exchange-Traded Funds - 3.54%
iShares Russell 2000 Index Fund	12,000	952,200

TOTAL EXCHANGE-TRADED FUNDS (Cost $928,167)		952,200

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Small Cap Value Fund
Schedule of Investments - continued
January 31, 2007
(Unaudited)

	Shares	Value

Closed-End Mutual Funds - 1.16%
Tortoise Energy Capital Corp.	3,300	$ 90,585
Tortoise Energy Infrastructure Corp.	6,200	220,100

TOTAL CLOSED-END MUTUAL FUNDS (Cost $281,260)		310,685

Money Market Securities - 19.85%
Huntington Money Market Fund, 4.44% (b)	5,334,306	5,334,306

TOTAL MONEY MARKET SECURITIES (Cost $5,334,306)		5,334,306

TOTAL INVESTMENTS (Cost $25,699,818) - 100.59%		$27,028,193

Liabilities in excess of cash and other assets - (0.59)%		(158,797)

TOTAL NET ASSETS - 100.00%		$26,869,396

(a) Non-income producing.
(b) Variable rate security; the money market rate shown represents the rate at January 31, 2007.

Tax Related
Unrealized appreciation	$ 1,696,841
Unrealized depreciation	(368,466)
Net unrealized appreciation	$ 1,328,375

Aggregate cost of securities for income tax purposes	$25,699,818

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Related Notes to the Schedule of Investments
January 31, 2007
(Unaudited)

Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust. For example, if trading in a stock is halted and does not resume before the Fund calculates its NAV, the Advisor may need to price the security using the good faith pricing guidelines.  Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors.  Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short-term traders.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the values of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle the current fair value of an issue of  securities being valued by the Advisor would appear to be the amount which the owner might reasonably  expect to receive fro them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Future Contracts - The Funds may enter into futures contracts to manage their exposure to the stock markets, fluctuations in interest rates, and foreign currency values. Initial margin deposits are made upon entering into futures contracts, which may be either cash or securities. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from the closing transaction and the Fund s cost of the contract. The use of futures contracts involves the risk of illiquid markets or imperfect correlation between the value of the instruments               and the underlying securities, or that the counterparty will fail to perform its obligations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Dreman Contrarian Funds

Related Notes to the Schedule of Investments – continued

January 31, 2007

(Unaudited)

Federal Income Taxes - There is no provision for federal income tax. The Funds intend to continue to qualify each year as a "regulated investment company" under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Funds could incur a tax expense.

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method.

GLOBALT Growth Fund
Schedule of Investments
January 31, 2007
(Unaudited)

Common Stocks - 96.45%	Shares	Value

Aircraft Engines & Engine Parts - 2.34%
United Technologies Corp.	1,650	$ 112,233

Beverages - 4.02%
Pepsico, Inc.	1,675	109,277
The Coca-Cola Co.	1,750	83,790
		193,067

Biological Products, (No Diagnostic Substances) - 2.49%
Amgen, Inc. (a)	1,000	70,370
Genzyme Corp. (a)	750	49,298
		119,668

Computer & Office Equipment - 4.33%
Hewlett-Packard Co.	2,750	119,020
International Business Machines Corp.	900	89,235
		208,255

Computer Communications Equipment - 2.90%
Cisco Systems, Inc. (a)	5,250	139,597

Construction Machinery & Equipment - 1.20%
Caterpillar, Inc.	900	57,663

Crude Petroleum & Natural Gas - 1.49%
Devon Energy Corp.	1,025	71,842

Drawing & Insulating of Nonferrous Wire - 1.85%
Corning, Inc. (a)	4,275	89,091

Drilling Oil & Gas Wells - 1.71%
Diamond Offshore Drilling, Inc.	975	82,329

Electronic & Other Electrical Equipment (No Computer Equipment) - 4.01%
General Electric Co.	5,350	192,867

Farm Machinery & Equipment - 1.62%
Deere & Co.	775	77,717

Fire, Marine & Casualty Insurance - 1.25%
American International Group, Inc.	875	59,894

Hotels & Motels - 2.58%
Marriott International, Inc. - Class A	2,575	123,961

*See accompanying notes which are an integral part of these financial statements.

GLOBALT Growth Fund
Schedule of Investments - continued
January 31, 2007
(Unaudited)

Common Stocks - 96.45% - continued	Shares	Value

Industrial Inorganic Chemicals - 1.55%
Air Products & Chemicals, Inc.	1,000	$ 74,660

Investment Advice - 2.27%
Nuveen Investments, Inc. - Class A	2,200	108,900

Miscellaneous Products of Petroleum & Coal - 1.61%
Headwaters, Inc. (a)	3,400	77,248

National Commercial Banks - 1.89%
Citigroup, Inc.	1,650	90,965

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.40%
Zimmer Holdings, Inc. (a)	800	67,376

Perfumes, Cosmetics & Other Toilet Preparations - 1.57%
Avon Products, Inc.	2,200	75,658

Pharmaceutical Preparations - 7.28%
Genentech, Inc. (a)	1,600	139,792
Merck & Co, Inc.	2,100	93,975
Wyeth	2,350	116,114
		349,881

Radio & TV Broadcasting & Communications Equipment - 0.90%
QUALCOMM, Inc.	1,150	43,309

Retail - Computer & Computer Software Stores - 1.11%
GameStop Corp. - Class A (a)	1,000	53,430

Retail - Drug Stores and Proprietary Stores - 2.56%
Medco Health Solutions, Inc. (a)	2,075	122,861

Retail - Family Clothing Store - 1.60%
Urban Outfitters, Inc. (a)	3,150	76,860

Retail - Jewelry Stores - 1.78%
Tiffany & Co.	2,180	85,587

Retail - Miscellaneous Shopping Goods Stores - 2.81%
Staples, Inc.	5,250	135,030

*See accompanying notes which are an integral part of these financial statements.

GLOBALT Growth Fund
Schedule of Investments - continued
January 31, 2007
(Unaudited)

Common Stocks - 96.45% - continued	Shares	Value

Retail - Radio, TV & Consumer Electronic Stores - 1.22%
Circuit City Stores, Inc.	2,875	$ 58,679

Retail - Variety Stores - 1.91%
Wal-Mart Stores, Inc.	1,925	91,803

Rubber & Plastics Footwear - 1.08%
Nike, Inc. - Class B	525	51,875

Security Brokers, Dealers & Flotation Companies - 2.09%
Charles Schwab Corp.	5,300	100,276

Semiconductors & Related Devices - 6.50%
Broadcom Corp. - Class A (a)	2,725	86,982
Cypress Semiconductor Corp. (a)	3,150	58,118
Intel Corp.	3,600	75,456
International Rectifier Corp. (a)	2,200	91,806
		312,362

Services - Business Services - 1.05%
Akamai Technologies, Inc. (a)	900	50,562

Services - Computer Intergrated Systems Design - 1.21%
Sonus Networks, Inc. (a)	8,000	57,920

Services - Computer Programming Services - 2.17%
Cognizant Technology Solutions Corp. - Class A (a)	1,225	104,480

Services - Computer Programming, Data Processing, Etc. - 3.65%
Google, Inc. - Class A (a)	350	175,455

Services - Prepackaged Software - 6.98%
Activision, Inc. (a)	4,000	68,120
Adobe Systems, Inc. (a)	1,850	71,909
Autodesk, Inc. (a)	1,600	69,952
Openwave Systems, Inc. (a)	7,300	64,386
Oracle Corp. (a)	3,550	60,918
		335,285

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 2.53%
Procter & Gamble Co.	1,875	121,631

*See accompanying notes which are an integral part of these financial statements.

GLOBALT Growth Fund
Schedule of Investments - continued
January 31, 2007
(Unaudited)

Common Stocks - 96.45% - continued	Shares	Value

Surgical & Medical Instruments & Apparatus - 1.55%
Baxter International, Inc.	1,500	$ 74,490

Wholesale - Drugs, Proprietaries & Druggists' Sundries - 2.57%
Allscripts Healthcare Solutions, Inc. (a)	2,325	71,145
Amerisourcebergen Corp.	1,000	52,380
		123,525

Wholesale - Durable Goods - 1.82%
W.W. Grainger, Inc.	1,125	87,356

TOTAL COMMON STOCKS (Cost $4,079,886)		4,635,648

Money Market Securities - 4.00%
Huntington Money Market Fund - Investment Shares, 4.19% (b)	192,325	192,325

TOTAL MONEY MARKET SECURITIES (Cost $192,325)		192,325

TOTAL INVESTMENTS (Cost $4,272,211) - 100.45%		$ 4,827,973

Liabilities in excess of other assets - (0.45)%		(21,800)

TOTAL NET ASSETS - 100.00%		$ 4,806,173

(a) Non-income producing.
(b) Variable rate security; the money market rate shown represents the rate at January 31, 2007.

Tax Related
Unrealized appreciation		$ 589,279
Unrealized depreciation		(33,517)
Net unrealized appreciation		$ 555,762

Aggregate cost of securities for income tax purposes		$ 4,272,211

*See accompanying notes which are an integral part of these financial statements.

GLOBALT Growth Fund

Related Notes to the Schedule of Investments
January 31, 2007
(Unaudited)

Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the "Board").

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Federal Income Taxes - There is no provision for federal income tax. The Fund intends to continue to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method.

Marathon Value Portfolio
Schedule of Investments
January 31, 2007
(Unaudited)

Common Stocks - 82.81%	Shares	Value

Aerospace-Defense - 0.38%
Northrop Grumman Corp.	1,400	$ 99,316

Air Delivery and Freight Services - 1.37%
United Parcel Service, Inc. - Class B	5,000	361,400

Automobiles, Parts & Equipment - 1.15%
Toyota Motor Corp. (b)	2,300	303,094

Banking - 2.84%
Mitsubishi UFJ Financial Group, Inc. (b)	22,500	273,375
Popular, Inc.	13,230	241,580
U.S. Bancorp	6,530	232,468
		747,423

Broadcasting & Cable - 1.52%
Liberty Global, Inc. - Class A (a)	3,573	107,404
Liberty Media Capital - Class A (a)	1,558	159,383
Saga Communications, Inc. (a)	14,300	132,275
		399,062

Computer Communications Equipment - 1.67%
Cisco Systems, Inc. (a)	16,500	438,735

Construction Materials - 1.16%
Vulcan Materials Co.	3,000	305,520

Diversified Financial Services - 1.85%
Moody's Corp.	5,400	386,424
Western Union Co.	4,500	100,530
		486,954

Electric Components & Equipment - 2.11%
SECOM Co., Ltd. (b)	2,800	275,926
Zebra Technologies Corp. - Class A (a)	8,075	279,960
		555,886

Electric Utilities - 1.73%
Korea Electric Power Corp. (b)	9,000	205,830
Northwestern Corp.	7,000	251,020
		456,850

Energy - 1.03%
Sasol Ltd. (b)	8,000	272,480

Food Distributors - 0.24%
Farmer Brothers Co.	3,100	62,434

General Merchandise Stores - 1.34%
Costco Wholesale Corp.	6,300	353,934

Marathon Value Portfolio
Schedule of Investments - continued
January 31, 2007
(Unaudited)

Common Stocks - 82.81% - continued	Shares	Value

Healthcare Distribution & Services - 5.19%
Cardinal Health, Inc.	7,500	$ 535,650
IMS Health, Inc.	10,627	306,695
Pharmaceutical Product Development, Inc.	15,200	524,400
		1,366,745

Healthcare Equipment - 3.91%
Becton, Dickinson & Co.	5,500	423,170
Dionex Corp. (a)	4,200	249,564
Medtronic, Inc.	3,500	187,075
St. Jude Medical, Inc. (a)	4,000	171,040
		1,030,849

Hotels & Motels - 0.92%
Four Seasons Hotels, Inc.	2,900	241,454

Household Furniture - 0.79%
Natuzzi S.P.A. (a) (b)	22,900	207,474

Household Products - 3.14%
Colgate-Palmolive Co.	2,500	170,750
Kimberly-Clark Corp.	6,800	471,920
Procter & Gamble Co.	2,827	183,387
		826,057

Industrial Conglomerates - 6.04%
3M Co.	4,100	304,630
Eaton Corp.	2,800	219,380
General Electric Co.	12,500	450,625
Leggett & Platt, Inc.	7,700	186,648
Tyco International, Ltd.	13,500	430,380
		1,591,663

Industrial Machinery - 1.97%
Illinois Tool Works, Inc.	7,200	367,128
Lincoln Electric Holdings, Inc.	2,500	151,925
		519,053

Insurance - 2.59%
Aegon N.V. (b)	20,000	395,200
Aon Corp.	8,000	286,880
		682,080

Integrated Oil & Gas - 1.36%
ConocoPhillips	5,400	358,614

Marine & Rail Transport - 0.46%
Florida East Coast Industries, Inc.	2,000	121,200

Oil & Gas Equipment & Services - 2.26%
BJ Services Co.	6,600	182,556
Noble Corporation	5,500	412,225
		594,781

*See accompanying notes which are an integral part of these financial statements.

Marathon Value Portfolio
Schedule of Investments - continued
January 31, 2007
(Unaudited)

Common Stocks - 82.81% - continued	Shares	Value

Packaged Foods - 1.75%
Campbell Soup Co.	12,000	$ 461,760

Paper/Forest Products - 1.37%
Plum Creek Timber Co., Inc. (h)	8,970	361,043

Perfumes, Cosmetics & Other Toilet Preparations - 1.08%
Elizabeth Arden, Inc. (a)	15,000	283,500

Pharmaceutical - 2.15%
Abbott Laboratories, Inc.	7,000	371,000
Arena Pharmaceuticals, Inc. (a)	8,500	108,545
Bristol-Myers Squibb Co.	3,000	86,370
		565,915

Property & Casualty Insurance - 4.28%
Alleghany Corp. (a)	1,040	372,850
Berkshire Hathaway, Inc. - Class B (a)	130	476,756
Millea Holdings, Inc. (b)	7,750	277,528
		1,127,134

Publishing, Printing & Media - 1.25%
Gannett Co., Inc.	1,200	69,768
John Wiley & Sons, Inc. - Class A	7,000	260,120
		329,888

Real Estate - 4.44%
Alexander's, Inc. (a) (h)	500	216,430
Avatar Holdings, Inc. (a)	5,400	435,672
Crescent Real Estate Equities Co. (h)	9,900	198,594
EastGroup Properties, Inc. (h)	2,800	153,272
Reading International, Inc. - Class A (a)	19,100	164,260
		1,168,228

Restaurants - 1.41%
McDonald's Corp.	8,400	372,540

Semiconductors & Related Devices - 1.00%
Linear Technology Corp.	8,500	263,075

Services - Consumer Credit Reporting, Collection Agencies - 0.74%
Equifax, Inc.	4,700	195,191

Services - Data and Transaction Processing - 2.94%
Automatic Data Processing, Inc.	6,700	319,724
First Data Corp.	4,500	111,870
Global Payments, Inc.	2,500	94,400
Total System Services, Inc.	8,000	247,200
		773,194

*See accompanying notes which are an integral part of these financial statements.

Marathon Value Portfolio
Schedule of Investments - continued
January 31, 2007
(Unaudited)

Common Stocks - 82.81% - continued	Shares	Value

Services - Staffing - 1.49%
CDI Corp.	8,800	$ 228,448
Robert Half International, Inc.	4,000	162,800
		391,248

Soft Drinks - 0.84%
The Coca-Cola Co.	4,600	220,248

Specialty Chemicals - 3.46%
Cabot Corp.	6,000	268,440
PPG Industries, Inc.	4,100	271,789
Valspar Corp.	13,200	371,976
		912,205

Specialty Stores - 2.27%
Office Depot, Inc. (a)	9,200	343,988
Tiffany & Co.	6,500	255,190
		599,178

Systems Software & Computer Hardware - 3.55%
International Business Machines Corp.	6,200	614,730
Microsoft Corp.	10,400	320,944
		935,674

Wholesale - Electronic Parts & Equipment - 1.77%
Avnet, Inc. (a)	15,000	465,750

TOTAL COMMON STOCKS (Cost $14,440,047)		21,808,829

Trust Certificate - 0.00%

MPC Statutory Trust (a) (c)	1	43

TOTAL TRUST CERTIFICATE (Cost $0)		43

	Principal
Corporate Bonds - 12.40%	Amount

Allegiance Telecom, Inc. Senior Notes, 12.875%, 05/15/2008 (d)	$ 125,000	58,125
Continental Airlines, Inc., 7.420%, 4/01/2007	486	463
CWABS, Inc., 7.320%, 10/25/2032 (e) (f)	117,384	117,689
CWABS, Inc., 5.580%, 05/25/2034 (e) (f)	189,002	189,325
CWABS, Inc., 5.550%, 04/25/2034 (e) (f)	3,911	3,913
CWABS, Inc., 5.980%, 04/25/2032 (e) (f)	142,033	142,179
Dickinson Press, Inc., 5.410%, 08/01/2018 (f)	480,000	480,000
Dollar General Corp. Notes, 8.625%, 06/15/2010	150,000	159,375
IMPAC CMB Trust, 6.080%, 12/25/2033 (e) (f)	433,120	433,389
IMPAC CMB Trust, 6.220%, 10/25/2033 (e) (f)	272,787	273,114
IMPAC CMB Trust, 5.740%, 09/25/2034 (e) (f)	406,718	407,320
Mississippi Chemical Corp. SR NT, 7.250%, 11/15/2017 (a) (d)	125,000	312
Residential Asset Mortgage Products, Inc., 5.420%, 04/25/2035 (e) (f)	21,636	21,651
Residential Asset Securities Corporation, 6.060%, 01/25/2033 (e) (f)	166,265	166,445
Swiss Govt. Bonds, 3.25%, 02/11/2009	1,000,000	811,797

TOTAL CORPORATE BONDS (Cost $3,314,139)		3,265,097

*See accompanying notes which are an integral part of these financial statements.

Marathon Value Portfolio
Schedule of Investments - continued
January 31, 2007
(Unaudited)
	Principal
U.S. Treasury & Agency Obligations - 2.59%	Amount	Value

Federal Home Loan Mortgage Corp., 6.371%, 12/7/2009 (f)	$ 250,000	$ 249,487
Federal Home Loan Mortgage Corp., 6.672%, 8/11/2015 (f)	300,000	296,642
Federal Home Loan Mortgage Corp., 3.500%, 1/15/2023 (e)	138,552	137,194

TOTAL U.S. TREASURY & AGENCY OBLIGATIONS (Cost $688,975)		683,323

Money Market Securities - 2.60%
Huntington Money Market Fund, 5.22% (g)	684,663	684,663

TOTAL MONEY MARKET SECURITIES (Cost $684,663)		684,663

TOTAL INVESTMENTS (Cost $19,127,824) - 100.40%		$ 26,441,955

Liabilities in excess of other assets - (0.40)%		(105,777)

TOTAL NET ASSETS - 100.00%		$ 26,336,178

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Formed as part of the bankruptcy reorganization of Mississippi Chemical Corp.
(d) In default, issuer filed Chapter 11 bankruptcy.
(e) Collateralized mortgage obligation.
(f) Variable rate securities; the coupon rate shown represents the rate at January 31, 2007.
(g) Variable rate security; the rate shown represents the money market rate at January 31, 2007.
(h) Real Estate Investment Trust.

Tax Related
Unrealized appreciation	7,515,601
Unrealized depreciation	(201,470)
Net unrealized appreciation	$ 7,314,131

Aggregate cost of securities for income tax purposes	$ 19,127,824

*See accompanying notes which are an integral part of these financial statements.

Marathon Value Portfolio

January 31, 2006 (Unaudited)

Related Notes to the Schedule of Investments

Securities Valuation- Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser,

in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.

If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls,

since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Federal Income Taxes – The Fund makes no provision for federal income tax. The Fund intends to qualify each year as a "regulated investment company" under subchapter M of the Internal Revenue

Code of 1986, as amended, by distributing substantially all of its net income and net realized capital gains.

If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method

QCM Absolute Return Fund
Schedule of Investments
January 31, 2007
(Unaudited)

Common Stock - 86.37%	Shares	Value

Cable & Other Pay Television Services - 1.25%
Cablevision Systems Corp. - Class A (b)	3,400	$ 102,986

Cellular Communications - 8.62%
Price Communications Corp.	33,490	708,313

Crude Petroleum & Natural Gas - 1.45%
Stone Energy Corp. (a)(b)	3,500	118,965

Electric & Other Services Combined - 2.42%
NorthWestern Corp.	5,558	199,310

Footwear - 0.37%
The Timberland Co. - Class A (a)(b)	1,000	30,170

Heating Equipment, Except Electric & Warm Air & Plumbing Fixtures - 4.46%
Jacuzzi Brands, Inc. (a)	29,500	366,685

Hotels & Motels - 3.04%
Four Seasons Hotels, Inc. (b)	3,000	249,780

Miscellaneous Manufacturing Industries - 3.37%
The Yankee Candle Co., Inc. (b)	8,000	277,040

National Commercial Banks - 4.99%
BB&T Corp. (b)	1,900	80,294
Cullen/Frost Bankers, Inc. (b)	861	46,089
Greater Bay Bancorp (b)	2,000	55,880
National City Corp. (b)	1,000	37,850
Sky Financial Group, Inc.	5,010	142,034
Texas United Bancshares, Inc.	1,376	48,050
		410,197

*See accompanying notes which are an integral part of these financial statements.

QCM Absolute Return Fund
Schedule of Investments - continued
January 31, 2007
(Unaudited)

Common Stock - 86.37% - continued	Shares	Value

Natural Gas Distribution - 12.78%
KeySpan Corp.	8,500	$ 346,800
Kinder Morgan, Inc.	3,500	371,000
Peoples Energy Corp. (b)	7,638	332,635
		1,050,435

Newspapers: Publishing or Publishing & Printing - 0.56%
Tribune Co. (b)	1,500	45,810

Oil & Gas Field Exploration Services - 1.91%
The Houston Exploration Co. (a)(b)	3,000	156,960

Paper Mills - 1.00%
Bowater, Inc. (b)	3,000	82,110

Radio Broadcasting Stations - 4.86%
Clear Channel Communications, Inc. (b)	11,000	399,520

Radio & TV Broadcasting & Communications Equipment - 0.53%
Motorola, Inc. (b)	2,200	43,670

Railroads, Line-Haul Operating - 3.51%
RailAmerica, Inc. (a)	17,800	288,538

Real Estate Agents & Managers - 4.37%
Realogy Corp. (a)(b)	12,000	358,800

Savings Institutions, Federally Chartered - 3.80%
Coastal Financial Corp.	19,483	312,118

Security & Commodity Brokers, Dealers, Exchanges & Services - 0.56%
The BISYS Group, Inc. (a)(b)	3,600	45,972

Services - Computer Programming Services - 1.87%
Kanbay International, Inc. (a)	5,326	154,134

*See accompanying notes which are an integral part of these financial statements.

QCM Absolute Return Fund
Schedule of Investments - continued
January 31, 2007
(Unaudited)

Common Stock - 86.37% - continued	Shares	Value

Services - General Medical & Surgical Hospitals - 0.95%
Health Management Associates, Inc. - Class A (b)	4,000	$ 77,800

Services - Miscellaneous Amusement & Recreation - 4.63%
Harrah's Entertainment, Inc. (b)	4,500	380,160

State Commercial Banks - 8.12%
The Bank of New York Co., Inc.	1,060	42,411
Mercantile Bankshares Corp.	5,975	281,482
St. Joseph Capital Corp.	8,600	343,742
		667,635

Telephone Communications - 3.05%
AT&T Corp. (b)	4,900	184,387
Commonwealth Telephone Enterprises, Inc.	1,563	66,021
		250,408

Television Broadcasting Stations - 1.30%
Univision Communications, Inc. - Class A (a)	3,000	107,130

Trucking - 2.60%
Swift Transportation Co., Inc. (a)(b)	7,000	213,640

TOTAL COMMON STOCK (Cost $6,981,863)		7,098,286

Real Estate Investment Trusts - 8.88%
Equity Office Properties Trust (b)	3,500	194,425
Government Properties Trust, Inc.	18,900	201,096
The Mills Corp. (b)	4,500	97,425
Trustreet Properties, Inc.	14,000	237,160

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $721,919)		730,106

Rights - 0.00%
Pelican Financial, Inc. (a)(c)	8,500	-

TOTAL RIGHTS (Cost $0)		-

*See accompanying notes which are an integral part of these financial statements.

QCM Absolute Return Fund
Schedule of Investments - continued
January 31, 2007
(Unaudited)
	Shares	Value
Mutual Fund - 8.19%
Seligman Quality Municipal Fund	22,400	$ 308,896
Western Asset Inflation Management Fund, Inc.	23,052	363,991

TOTAL MUTUAL FUND (Cost $674,227)		672,887

Money Market Security - 0.01%
Fidelity Institutional Money Market Portfolio, 5.17% (d)	717	717

TOTAL MONEY MARKET (Cost $717)		717

	Principal
Repurchase Agreement - 6.72%	Amount
U.S. Bank N.A., 4.10%, dated 01/31/2007, matures 02/01/2007, repurchase price $552,063
(Collateralized by FNCI, 4.50%, 07/01/2018, Market Value $563,095)	$ 552,000	552,000

TOTAL REPURCHASE AGREEMENT (Cost $552,000)		552,000

TOTAL INVESTMENTS (Cost $8,930,726) - 110.17%		$ 9,053,996

Liabilities in excess of other assets - (10.17)%		(835,597)

TOTAL NET ASSETS - 100.00%		$ 8,218,399

(a) Non-income producing.
(b) Portion of the security is pledged as collateral for call options written.
(c) Escrow rights issued in conjunction with company liquidation. There is no market for the rights.
(d) Variable rate securities; the money market rate shown represents the rate at January 31, 2007.

Tax Related (Excluding Premiums & Proceeds Received for Options & Short Sales)
Unrealized appreciation		$ 180,567
Unrealized depreciation		(57,297)
Net unrealized appreciation		$ 123,270

Aggregate cost of securities for income tax purposes		$ 8,930,726

*See accompanying notes which are an integral part of these financial statements.

QCM Absolute Return Fund
Schedule of Written Call Options
January 31, 2007
(Unaudited)
	Shares Subject
Written Call Options / Expiration Date @ Exercise Price	to Call	Value

AT&T Corp., 02/17/2007 @ $32.50	4,500	$ 23,625
AT&T Corp., 02/17/2007 @ $35.00	400	1,120
BB&T Corp., 02/17/2007 @ $42.50	1,900	665
BB&T Corp., 02/17/2007 @40.00	1,500	3,563
Bowater, Inc., 02/17/2007 @ $25.00	3,000	7,800
The BISYS Group, Inc., 02/17/2007 @ $12.50	3,600	1,530
Cablevision Systems Corp. - Class A, 02/17/2007 @ $30.00	5,600	3,780
Clear Channel Communications, Inc., 02/17/2007 @ $35.00	5,500	8,250
Clear Channel Communications, Inc., 02/17/2007 @ $37.50	2,500	313
Clear Channel Communications, Inc., 03/17/2007 @ $35.00	3,000	5,325
Cullen/Frost Bankers, Inc., 02/17/2007 @ $55.00	900	90
Equity Office Properties Trust, 02/17/2007 @ $50.00	1,000	5,450
Equity Office Properties Trust, 02/17/2007 @ $55.00	2,500	2,250
Four Seasons Hotels, Inc., 02/17/2007 @ $80.00	3,500	12,600
Greater Bay Bancorp, 02/17/2007 @ $25.00	2,000	5,950
Harrah's Entertainment, Inc., 02/17/2007 @ $85.00	4,500	1,575
Health Management Associates, Inc. - Class A, 02/17/2007 @ $20.00	4,000	900
The Houston Exploration Co., 02/17/2007 @ $50.00	3,000	7,950
Huntington Bancshares, Inc., 02/17/2007 @ $22.50	5,500	4,812
iShares Lehman 7-10 Year Treasury Bond Fund, 02/17/2007 @ $82.00	5,700	1,710
iShares Lehman TIPS Bond Fund, 03/17/2007 @ $99.00	3,600	1,440
The Mills Corp., 02/17/2007 @ $20.00	4,500	7,987
Motorola, Inc., 03/17/2007 @ $18.00	2,200	4,565
National City Corp., 02/17/2007 @ $35.00	1,000	3,000
Peoples Energy Corp., 02/17/2007 @ $45.00	1,500	225
PNC Financial Services Group, Inc., 02/17/2007 @ $70.00	800	3,200
Realogy Corp., 02/17/2007 @ $30.00	9,000	2,025
Realogy Corp., 03/17/2007 @ $30.00	1,000	400
Sabre Holdings Corp. - Class A, 02/17/2007 @ $35.00	2,000	100
Stone Energy Corp., 02/17/2007 @ $30.00	1,500	6,075
Stone Energy Corp., 02/17/2007 @ $35.00	2,000	900
Swift Transportation Co., Inc., 02/17/2007 @ $25.00	2,500	14,125
Swift Transportation Co., Inc., 02/17/2007 @ $30.00	1,000	600
The Timberland Co. - Class A, 02/17/2007 @ $30.00	1,000	1,075
Tribune Co., 02/17/2007 @ $30.00	1,500	1,313
Verizon Communications, Inc., 02/17/2007 @ $35.00	3,500	12,775
Verizon Communications, Inc., 02/17/2007 @ $37.50	1,200	1,560
Verizon Communications, Inc., 04/21/2007 @ $35.00	5,900	32,450
WPS Resources Corp., 03/17/2007 @ $50.00	4,000	13,200
The Yankee Candle Co., Inc., 02/17/2007 @ $35.00	3,300	165
Total (Premiums Received $168,988)	117,100	$ 206,438

*See accompanying notes which are an integral part of these financial statements.

QCM Absolute Return Fund
Schedule of Written Put Options
January 31, 2007
(Unaudited)

Written Put Options / Expiration Date @ Exercise Price	Shares	Value

Cablevision Systems Corp. - Class A, 02/17/2007 @ $30.00	2,300	$ 805
Greater Bay Bancorp, 02/17/2007 @ $25.00	1,000	100
Home Depot, Inc., 03/17/2007 @ $37.50	2,000	450
National City Corp., 02/17/2007 @ $ 37.50	1,000	200
Newmont Mining Corp., 02/17/2007 @ $42.50	2,000	250
United Surgical Partners International, Inc., 02/17/2007 @ $30.00	6,500	487
Wells Fargo & Co., 02/17/2007 @ $35.00	2,500	188
Zions Bancorporation, 02/17/2007 @ $80.00	1,500	225

Total (Premiums Received $4,317)	18,800	$ 2,705

*See accompanying notes which are an integral part of these financial statements.

QCM Absolute Return Fund
Schedule of Securities Sold Short
January 31, 2007
(Unaudited)

Securities Sold Short	Shares	Value

BB&T Corp.	6,000	$ 253,560
Citizens Communications Co.	1,200	17,592
Idearc, Inc.	579	18,771
Mellon Financial Corp.	1,000	42,740
PNC Financial Services Group, Inc.	1,200	88,524
Prosperity Bancshares, Inc.	1,376	48,160
Verizon Communications, Inc.	6,000	231,120
WPS Resources Corp.	2,300	122,015

Total (Proceeds Received $765,592)	19,655	$ 822,482

*See accompanying notes which are an integral part of these financial statements.

QCM Absolute Return Fund
Related Notes to the Schedule of Investments
January 31, 2007
(Unaudited)

Securities Valuations - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished   by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method.

Option writing - When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Short Sales - The Fund engages in short selling activities, which are significantly different from the investment activities commonly associated with conservative stock funds. Positions in shorted securities are speculative and more risky than long positions (purchases) in securities because the maximum sustainable loss on a security purchased is limited to the amount paid for the security plus the transactions costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk. Depending on market conditions, the Fund may have difficulty purchasing the security sold short, and could be forced to pay a premium for the security. There can be no assurance that the Fund will be able to close out the short position at any particular time or at an acceptable price. Short selling will also result in higher transaction costs (such as interest and dividends), and may result in higher taxes, which reduce the Fund’s return. The Advisor does not intend to use leverage with respect to its short positions; as a result, the Fund’s portfolio under normal circumstances will always include sufficient collateral to cover its obligations to close its short positions.

The Sound Mind Investing Fund
Schedule of Investments
January 31, 2007
(Unaudited)

Mutual Funds - 95.77%	Shares	Value

Mutual Funds: Greater Than 1% of The Sound
Mind Investing Fund's Net Assets - 93.13%

Allianz NFJ Dividend Value Fund - Class I	344,982	$ 6,013,043
Aston Optimum Mid Cap Fund - Class I (a)	259,453	7,254,313
Aston Tamro Small Cap Fund - Class I (a) (b)	327,587	6,591,040
Artisan International Value Fund - Class I	243,693	6,786,841
Baron Partners Fund (a)	150,610	3,564,929
BlackRock International Opportunity Portfolio - Class I	160,530	6,820,898
BlackRock Small Cap Growth Equity Portfolio - Class I (a)	139,310	2,993,777
Delaware Value Fund - Class I (b)	459,431	6,271,239
Gartmore Small Cap Fund - Class I	323,139	7,312,625
Goldman Sachs Growth and Income Fund - Class I	203,810	6,167,303
John Hancock Large Cap Equity Fund - Class I (a)	225,056	4,984,993
Harbor International Fund - Class I	70,177	4,407,119
Janus Contrarian Fund	414,127	7,317,632
Janus Overseas Fund	177,559	8,286,658
Janus Venture Fund (a)	109,543	7,042,534
Kinetics Pardigm Fund	288,635	7,640,178
Kinetics Small Cap Opportunities Fund (b)	250,814	7,047,863
Longleaf Partners Small Cap Fund	233,825	7,239,229
Manning & Napier Pro Blend Maximum Term Series (b)	377,290	6,727,088
Marsico 21st Century Fund	479,890	7,659,039
Oakmark International Small Cap Fund - Class I	332,780	7,760,432
Phoenix Mid-Cap Value Fund - Class A	238,243	6,099,024
Pioneer Equity Income Fund - Class Y	175,893	5,739,379
Royce Value Plus Fund - Class I	424,542	6,062,459
The Parnassus Fund (a) (b)	169,396	6,230,399
Thornburg Core Growth Fund - Class I (a)	365,160	6,923,427
Thornburg Value Fund - Class I	182,992	7,566,699

TOTAL MUTUAL FUNDS: GREATER THAN 1% OF THE SOUND MIND INVESTING FUND'S NET ASSETS (Cost$163,629,279)
		174,510,160

Mutual Funds: Less Than 1% of The Sound
Mind Investing Fund's Net Assets - 2.64%

Allianz NFJ Small Cap Value Fund - Class I	359	11,865
Artisan International Small Cap Fund - Class I	14,798	330,593
Artisan Small Cap Value Fund - Class I (a)	684	12,433
Berwyn Fund	100	2,941
Bridgeway Small Cap Growth Fund - Class N (a)	205	2,965
Bridgeway Small Cap Value Fund - Class N (a)	179	2,964
Columbia Small Cap Growth - Class I (a)	100	2,905
Delafield Fund, Inc.	70,208	1,864,712
Dreyfus Premier International Small Cap Fund - Class R	100	2,883
DWS Dreman Small Cap Value Fund - Class I	85	3,274
Fidelity Mid-Cap Stock Fund (a)	100	3,020
Franklin Small Cap Value Fund - Advisor Class	100	4,636
Heartland Value Fund	33,729	1,735,370
JPMorgan Small Cap Equity Fund - Class S	126	4,129
Keeley Small Cap Value Fund (a)	1,862	49,018
Mainstay Small Cap Opportunity Fund - Class I	48	1,008
Oberweis Micro-Cap Portfolio (a)	175	2,933
T Rowe Price Small-Cap Value Fund	100	4,226
Vanguard Capital Opportunity Fund - Class A	10,695	911,033

TOTAL MUTUAL FUNDS: LESS THAN 1% OF THE SOUND MIND INVESTING FUND'S NET ASSETS (Cost $5,183,738)
		4,952,908

TOTAL MUTUAL FUNDS (Cost $168,813,017)		179,463,068

*See accompanying notes which are an integral part of these finanacial statements

The Sound Mind Investing Fund
Schedule of Investments - continued
January 31, 2007
(Unaudited)

	Shares	Value
Exchange-Traded Funds - 3.41%
iShares MSCI EMU Index Fund	61,054	$ 6,401,512

TOTAL EXCHANGE-TRADED FUNDS (Cost $6,111,513)		6,401,512

Money Market - 1.44%
Fidelity Institutional Money Market - Treasury Portfolio - Class I, 5.11% (c)	2,700,774	2,700,774

TOTAL MONEY MARKET SECURITIES (Cost $2,700,774)		2,700,774

TOTAL INVESTMENTS (Cost $177,625,304) - 100.62%		$ 188,565,354

Liabilities in excess of other assets (c) - (0.62)%		(1,167,959)

TOTAL NET ASSETS - 100.00%		$ 187,397,395

(a) Non-income producing.
(b) A portion of this security may be deemed illiquid due to the Investment Company Act of 1940 rule stating no issuer of any security purchased or acquired by a registered investment company shall be obligated to redeem such security in an amount exceeding 1 per centum of such issuer's total outstanding securities during any period of less than thirty days.
(c) Variable rate securities; the money market rate shown represents the rate at January 31, 2007.

Tax Related
Gross unrealized appreciation		$ 11,563,983
Gross unrealized depreciation		(623,933)
Net unrealized appreciation		$ 10,940,050

Aggregate cost of securities for income tax purposes		$ 177,625,304

*See accompanying notes which are an integral part of these finanacial statements

Sound Mind Managed Volatility Fund
Schedule of Investments
January 31, 2007
(Unaudited)

Mutual Funds - 91.24%	Shares	Value

Artisan International Small Cap Fund - Class I	10,821	$ 241,731
Aston Optimum Mid Cap Fund - Class I (a)	8,290	231,801
Aston Tamro Small Cap Fund - Class I (a)	8,095	162,871
Baron Partners Fund (a)	10,311	244,060
BlackRock International Opportunity Portfolio - Class I	2,824	119,979
Delaware Value Fund - Class I	9,546	130,303
FBR Small Cap Fund (a)	4,675	261,676
Fidelity OTC Portfolio (a)	3,756	158,743
Gartmore Small Cap Fund - Class I	10,543	238,596
Goldman Sachs Growth and Income Fund - Class I	3,478	105,252
Janus Contrarian Fund	13,724	242,504
Janus Overseas Fund	6,571	306,677
Janus Venture Fund (a)	3,408	219,068
Kinetics Pardigm Fund	9,062	239,864
Kinetics Small Cap Opportunities Fund	9,618	270,253
Longleaf Partners Fund	4,910	175,932
Longleaf Partners Small Cap Fund	7,523	232,909
Manning & Napier Pro Blend Maximum Term Series	12,019	214,305
Marsico 21st Century Fund	16,173	258,120
Oakmark International Small Cap Fund - Class I	14,244	332,169
Phoenix Mid-Cap Value Fund - Class A	7,435	190,328
The Weitz Funds - Value Fund	6,408	263,411
Thornburg Value Fund - Class I	6,338	262,078

TOTAL MUTUAL FUNDS (Cost $5,009,500)		5,102,630

Exchange-Traded Funds - 3.81%
iShares MSCI EMU Index Fund	1,605	168,284
Consumer Discretionary Select Sector SPDR Fund	1,135	44,787

TOTAL EXCHANGE-TRADED FUNDS (Cost $211,470)		213,071

Money Market - 6.50%
Fidelity Institutional Money Market - Treasury Portfolio - Class I, 5.11% (b)	363,481	363,481

TOTAL MONEY MARKET SECURITIES (Cost $363,481)		363,481

TOTAL INVESTMENTS (Cost $5,584,451) - 101.55%		$ 5,679,182

Liabilities in excess of cash and other assets (c) - (1.55)%		(86,492)

TOTAL NET ASSETS - 100.00%		$ 5,592,690

(a) Non-income producing.
(b) Variable rate securities; the money market rate shown represents the rate at January 31, 2007.
(c) Cash is held by the broker as collateral for futures trading.

Tax Related, excluding futures
Gross unrealized appreciation		$ 94,785
Gross unrealized depreciation		(54)
Net unrealized appreciation		$ 94,731

Aggregate cost of securities for income tax purposes		$ 5,584,451

*See accompanying notes which are an integral part of these financial statements.

Sound Mind Managed Volatility Fund
Schedule of Investments
January 31, 2007
(Unaudited)
	Number of	Underlying Face
	Short	Amount at	Unrealized
Futures Contracts	Contracts	Market Value	(Depreciation)
iShares MSCI EAFE Index Fund Futures Contracts March 2007(a)	(3)	(317,250)	$ (2,595)
Russell 2000 E-Mini Futures Contracts March 2007 (b)	(6)	(482640)	(6,400)
S&P 500 E-mini Futures Contracts March 2007 (c)	(7)	(505,050)	(4,313)

Total Futures Contracts			$ (13,308)

(a) Each iShare Future Contract has a multipiler of 50 shares.
(b) Each Russell 2000 E-Mini Future Contract has a multipier of 100 shares.
(c) Each S&P 500 E-Mini Future contract has a multiplier of 50 shares.

*See accompanying notes which are an integral part of these financial statements.

Sound Mind Investing Fund
Related Footnotes to the Schedule of Investments
January 31, 2007 (Unaudited)

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the "Board").

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cot method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Dividends and Distributions - The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders at least annually. These distributions, which are recorded on the ex-dividend date, are automatically reinvested in the Fund unless shareholders request cash distributions on their application or through a written request.

Item 2. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of April 2, 2007, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____Unified Series Trust_______________

By

/s/ Anthony Ghoston
Anthony J. Ghoston, President

Date_4/2/07_________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Anthony Ghoston
Anthony J. Ghoston, President

Date__4/2/07_________

By

*__/s/ James M. Landis___	___________________
James M. Landis, Treasurer

Date___3/30/07_________________